Preferred shares (Details 2) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Preferred Shares Details 2
Expected dividends paid per common share	CAD 0	CAD 0
Expected life in years	9 months 18 days	1 year 10 months 24 days
Expected volatility in the price of common shares	42.00%	62.00%
Risk free interest rate	1.00%	1.00%
Weighted average fair value per Right at grant date	CAD 0.26	CAD 0.60